Financial assets and liabilities	12 Months Ended
Jun. 30, 2022
Disclosure Of Financial Assets And Liabilities [Abstract]
Financial assets and liabilities

5. Financial assets and liabilities

This note provides information about the Group's financial instruments, including:

•	an overview of all financial instruments held by the Group;
•	specific information about each type of financial instrument;
•	accounting policies; and
•	information used to determine the fair value of the instruments, including judgments and estimation uncertainty involved.

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of June 30, 2022
Cash & cash equivalents	5(a)	—	—	60,447	60,447
Trade & other receivables	5(b)	—	—	4,403	4,403
Financial assets at fair value through other comprehensive income	5(c)	1,758	—	—	1,758
Other non-current assets	5(d)	—	—	1,930	1,930
		1,758	—	66,780	68,538
As of June 30, 2021
Cash & cash equivalents	5(a)	—	—	136,881	136,881
Trade & other receivables	5(b)	—	—	4,842	4,842
Financial assets at fair value through other comprehensive income	5(c)	2,080	—	—	2,080
Other non-current assets	5(d)	—	—	1,724	1,724
		2,080	—	143,447	145,527

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of June 30, 2022
Trade and other payables	5(e)	—	—	23,079	23,079
Borrowings	5(f)	—	—	96,634	96,634
Contingent consideration	5(g)(iii)	—	23,284	—	23,284
Warrant liability	5(g)(vi)	—	2,185	—	2,185
		—	25,469	119,713	145,182
As of June 30, 2021
Trade and other payables	5(e)	—	—	19,598	19,598
Borrowings	5(f)	—	—	94,245	94,245
Contingent consideration	5(g)(iii)	—	25,409	—	25,409
		—	25,409	113,843	139,252

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

The Group’s exposure to various risks associated with the financial instruments is discussed in Note 10. The maximum exposure to credit risk at the end of the reporting period is the carrying amount of each class of financial assets mentioned above.

a.	Cash and cash equivalents

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Cash at bank	60,034	136,430
Deposits at call(1)	413	451
	60,447	136,881

(1)	As of June 30, 2022 and June 30, 2021, interest-bearing deposits at call include amounts of $0.4 million and $0.5 million, respectively, held as security and restricted for use.
(i)	Classification as cash equivalents

Term deposits are presented as cash equivalents if they have a maturity of three months or less from the date of acquisition.

b.	Trade and other receivables and prepayments
(i)	Trade and other receivables

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Trade debtors	2,224	2,000
Foreign withholding tax recoverable	471	471
U.S. Tax credits	1,473	1,473
Security deposit	—	252
Other recoverable taxes (Goods and services tax and value-added tax)	235	646
Trade and other receivables	4,403	4,842

(ii)	Prepayments

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Clinical trial research and development expenditure	1,313	2,823
Prepaid insurance and subscriptions	2,420	1,921
Other	1,254	1,760
Prepayments	4,987	6,504

(iii) Classification as trade and other receivables

Trade receivables and other receivables represent the principal amounts due at balance date less, where applicable, any provision for expected credit losses. The Group uses the simplified approach to measuring expected credit losses, which uses a lifetime expected credit loss allowance. Debts which are known to be uncollectible are written off in the consolidated income statement. All trade receivables and other receivables are recognized at the value of the amounts receivable, as they are due for settlement within 60 days and therefore do not require remeasurement.

(iv) Fair values of trade and other receivables

Due to the short-term nature of the current receivables, their carrying amount is assumed to be the same as their fair value.

(v) Impairment and risk exposure

Information about the impairment of trade and other receivables, their credit quality and the Group’s exposure to credit risk, foreign currency risk and interest rate risk can be found in Note 10(a) and (b).

c.	Financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income include the following classes of financial assets:

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Unlisted securities:
Equity securities	1,758	2,080
	1,758	2,080

(i) Classification of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income comprises equity securities which are not held for trading, and which the Group has irrevocably elected at initial recognition to recognize in this category. These are strategic investments and the Group considers this classification to be more relevant.

The financial assets are presented as non-current assets unless they mature, or management intends to dispose of them within 12 months of the end of the reporting period.

(ii) Impairment indicators for financial assets at fair value through other comprehensive income

Impairment losses (and reversal of impairment losses) on equity investments measured at FVOCI are not reported separately from other changes in fair value. See Note 23(m)(iv) for further details about the Group’s impairment policies for financial assets.

(iii) Amounts recognized in other comprehensive income

For the years ended June 30, 2022, 2021 and 2020, the Group recognized in statement of comprehensive income a loss of $0.3 million, a gain of $0.2 million and a loss of $0.4 million respectively, for change in fair value of the financial assets through other comprehensive income.

(iv) Fair value, impairment and risk exposure

Information about the methods and assumptions used in determining fair value is provided in Note 5(g). None of the financial assets through other comprehensive income are either past due or impaired.

All financial assets at fair value through other comprehensive income are denominated in USD.

d.	Other non-current assets

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Bank Guarantee	500	546
Letter of Credit	1,178	1,178
Security deposit	252	—
	1,930	1,724

(i) Classification of financial assets as other non-current assets

Bank guarantee

These funds are held in an account named Mesoblast Limited at National Australia Bank according to the terms of a Bank Guarantee which is security for the sublease agreement for our occupancy of Level 38, 55 Collins Street, Melbourne, Victoria, Australia. The Bank Guarantee is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The Bank Guarantee continues in force until it is released by the lessor.

Letter of credit

These funds held in an account named Mesoblast, Inc. at the Bank of America according to the terms of an irrevocable standby letter of credit which is security for the sublease agreement for our occupancy of 505 Fifth Avenue, New York, New York, United States of America. The letter of credit is security for the full and faithful performance and observance by the subtenant of the terms, covenants and conditions of the sublease. The letter of credit is deemed to automatically extend without amendment for a period of one year at each anniversary.

(ii) Impairment and risk exposure

No other non-current assets are either past due or impaired.

e.	Trade and other payables

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Trade payables and other payables	23,079	19,598
Trade and other payables	23,079	19,598

The carrying amounts of trade and other payables are assumed to be the same as their fair values, due to their short-term nature.

f.Borrowings

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Borrowings
Secured liabilities:
Borrowing arrangements	81,919	80,000
Less: transaction costs	(8,247)	(6,751)
Amortization of carrying amount, net of payments made	22,962	20,996
	96,634	94,245

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Borrowings
Current
Borrowings - NovaQuest	372	336
Borrowings - Oaktree	4,645	—
Borrowings - Hercules	—	52,864
	5,017	53,200
Non-current
Borrowings - NovaQuest	47,898	41,045
Borrowings - Oaktree	43,719	—
	91,617	41,045
	96,634	94,245

(i) Borrowing arrangements

Funds associated with Oaktree Capital Management, L.P. (“Oaktree”)

In November 2021, the Group’s senior debt facility with Hercules was refinanced with a new $90.0 million five-year facility provided by funds associated with Oaktree. The Group drew the first tranche of $60.0 million on closing, with $55.5 million of proceeds being used to discharge our obligations under the Hercules loan. Up to an additional $30.0 million may be drawn on or before December 31, 2022, subject to the Group achieving certain milestones. The facility has a three-year interest only period, at a fixed rate of 9.75% per annum, after which time 40% of the principal amortizes over two years and a final payment is due no later than November 2026. The facility also allows the Group to make quarterly payments of interest at a rate of 8.0% per annum for the first two years, and the unpaid interest portion (1.75% per annum) will be added to the outstanding loan balance and shall accrue further interest at a fixed rate of 9.75% per annum.

On November 19, 2021, Oaktree was also granted warrants to purchase 1,769,669 American Depositary Shares (“ADSs”) at US$7.26 per ADS, a 15% premium to the 30-day VWAP. The Group determined that an obligation to issue the warrants has arisen from the time the debt facility was signed; consequently, a liability for the warrants was recognized in November 2021. The warrants were legally issued on January 11, 2022 and may be exercised within 7 years of issuance. On the issuance date of the Oaktree facility and the warrants, the warrants were initially measured at fair value and the Oaktree borrowing liability measured as the difference between the $60.0 million received from the Oaktree facility and the fair value of the warrants. Refer to Note 5(g)(vi) for more details on warrants issued.

In the year ended June 30, 2022, the Group recognized a minimal gain in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility. No remeasurement of borrowing arrangements was recognized in the years ended June 30, 2021 and 2020.

Hercules Capital, Inc.

In March 2018, the Group entered into a loan and security agreement with Hercules, for a $75.0 million non-dilutive, four-year credit facility. The Group drew the first tranche of $35.0 million on closing and a further tranche of $15.0 million was drawn in January 2019.

In November 2021, this loan was refinanced with a new $90.0 million five-year facility provided by Oaktree. The Group drew the first tranche of $60.0 million on closing, with $55.5 million of proceeds being used to repay the outstanding balance with Hercules. Prior to extinguishing this loan with Hercules, the Group amended the terms of the loan and security agreement to extend the interest-only period to January 2022 and therefore the Group had not commenced principal repayments.

Interest on the loan was payable monthly in arrears on the 1st day of the month. At closing date, the interest rate was 9.45%. On June 30, August 1, September 19 and October 31, 2019, in line with the changes in the U.S. prime rate, the interest rate on the loan was 10.45%, 10.20%, 9.95% and 9.70%, respectively, and remained at 9.70% in line with the terms of the loan agreement until extinguishing this loan with Hercules.

In the year ended June 30, 2022, the Group recognized a loss of $0.9 million in the Income Statement as remeasurement of borrowing arrangements within finance costs. $1.3 million of this loss relates to prepaying the Group’s outstanding balance and extinguishing the loan with Hercules, offset by a $0.4 million gain to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility. In the year ended June 30, 2021, the Group recognized a gain of $0.4 million in the Income Statement as remeasurement of borrowing arrangements within finance costs. This remeasurement relates to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows from our credit facility.

NovaQuest Capital Management, L.L.C.

On June 29, 2018, the Group entered into an eight-year, $40.0 million loan and security agreement with NovaQuest before drawing the first tranche of $30.0 million of the principal in July 2018. The loan term includes an interest only period of approximately four years through until July 8, 2022, then a four-year amortization period through until maturity on July 8, 2026. All interest and principal payments will be deferred until after the first commercial sale of remestemcel-L for the treatment in pediatric patients with SR-aGVHD, in the United States and other geographies excluding Asia (“pediatric SR-aGVHD”). Principal is repayable in equal quarterly instalments over the amortization period of the loan and is subject to the payment cap described below. The loan has a fixed interest rate of 15% per annum. If there are no net sales of remestemcel-L for pediatric SR-aGVHD, the loan is only repayable at maturity. The Group can elect to prepay all outstanding amounts owing at any time prior to maturity, subject to a prepayment charge, and may decide to do so if net sales of remestemcel-L for pediatric SR-aGVHD are significantly higher than current forecasts.

Following approval and first commercial sales, repayments commence based on a percentage of net sales and are limited by a payment cap which is equal to the principal due for the next 12 months, plus accumulated unpaid principal and accrued unpaid interest. During the four-year period commencing July 8, 2022, principal amortizes in equal quarterly instalments payable only after approval and first commercial sales. If in any quarterly period, 25% of net sales of remestemcel-L for pediatric SR-aGVHD exceed the annual payment cap, the Group will pay the payment cap and an additional portion of excess sales which will be used towards the prepayment amount in the event there is an early prepayment of the loan. If in any quarterly period 25% of net sales of remestemcel-L for pediatric SR-aGVHD is less than the annual payment cap, then the payment is limited to 25% of net sales of remestemcel-L for pediatric SR-aGVHD. Any unpaid interest will be added to the principal amounts owing and shall accrue further interest. At maturity date, any unpaid loan balances are repaid.

Because of this relationship of net sales and repayments, changes in our estimated net sales may trigger an adjustment of the carrying amount of the financial liability to reflect the revised estimated cash flows. The carrying amount adjustment is recalculated by computing the present value of the revised estimated future cash flows at the financial instrument’s original effective interest rate. The adjustment is recognized in the Income Statement as remeasurement of borrowing arrangements within finance costs in the period the revision is made.

In the year ended June 30, 2022, the Group recognized a gain of $0.5 million in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows as a net result of changes to the key assumptions in development timelines. In the year ended June 30, 2021 and 2020, respectively, the Group recognized a gain of $4.8 million and a loss of $0.7 million in the Income Statement as remeasurement of borrowing arrangements within finance costs in relation to the adjustment of the carrying amount of our financial liability to reflect the revised estimated future cash flows.

The Group recognizes a liability as current based on repayments linked to estimates of sales of remestemcel-L. However, if sales of remestemcel-L are higher than estimated, actual repayments will exceed this amount, subject to the annual payment cap described above.

 The carrying amount of the loan and security agreement with NovaQuest is subordinated to the Group’s fixed rate loan with the senior creditor, Oaktree. The Group have pledged a portion of our assets relating to the SR-aGVHD product candidate as collateral under the loan facility with NovaQuest.

(ii) Compliance with loan covenants

Our loan facilities with Oaktree and NovaQuest contain a number of covenants that impose operating restrictions on us, which may restrict our ability to respond to changes in our business or take specified actions. The Group has an operating objective to at all times maintain unrestricted cash reserves in excess of six months liquidity. The objective aligns with our loan and security agreement with Oaktree where the Group is currently obliged to maintain a minimum unrestricted cash balance in the United States of $35.0 million.

The Group has complied with the financial and other restrictive covenants of its borrowing facilities during the year ended June 30, 2022 and during the year ended June 30, 2021.

(iii) Net debt reconciliation

	As of June 30,
(in U.S. dollars, in thousands)	2022	2021
Cash and cash equivalents	60,447	136,881
Borrowings	(96,634)	(94,245)
Lease liabilities	(10,271)	(11,250)
Warrant liability	(2,185)	—
Net Debt(1)	(48,643)	31,386

Cash and cash equivalents	60,447	136,881
Gross debt - fixed interest rates	(106,905)	(52,631)
Gross debt - variable interest rates	—	(52,864)
Warrant liability	(2,185)	—
Net Debt(1)	(48,643)	31,386
(1)	Net debt amount includes leases and borrowing arrangements

	Liabilities from financing activities				Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Warrant liability	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2021	(94,245)	(11,250)	—	(105,495)	136,881	31,386
Cash Flows(1)	14,512	3,427	(8,081)	9,858	(75,884)	(66,026)
Remeasurement adjustments	(382)	—	5,896	5,514	—	5,514
Other Changes(2)	(16,519)	(1,229)	—	(17,748)	—	(17,748)
Acquisition – leases	—	(1,463)	—	(1,463)	—	(1,463)
Foreign exchange adjustments	—	244		244	(550)	(306)
Net Debt as at June 30, 2022	(96,634)	(10,271)	(2,185)	(109,090)	60,447	(48,643)

(1)	Cash flows include the payments of borrowings, lease liabilities and interest which are presented as financing cash flows in the statement of cash flows.
(2)	Other changes include modification of leases and accrued interest expenses for borrowings and leases.

(iv) Fair values of borrowing arrangements

The carrying amount of the borrowings at amortized cost in accordance with our accounting policy is a reasonable approximation of fair value.

g.Recognized fair value measurements

(i) Fair value hierarchy

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of June 30, 2022 and June 30, 2021 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2022
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	1,758	1,758
Total Financial Assets		—	—	1,758	1,758

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	23,284	23,284
Warrant liabilities	5(g)(vi)	—	—	2,185	2,185
Total Financial Liabilities		—	—	25,469	25,469

There were no transfers between any of the levels for recurring fair value measurements during the period.

As of June 30, 2021
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector	5(c)	—	—	2,080	2,080
Total Financial Assets		—	—	2,080	2,080

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(g)(iii)	—	—	25,409	25,409
Total Financial Liabilities		—	—	25,409	25,409

The Group’s policy is to recognize transfers into and transfers out of fair value hierarchy levels as at the end of the reporting period.

Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and trading and financial assets at fair value through other comprehensive income securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Group is the current bid price. These instruments are included in level 1.

Level 2: The fair value of financial instruments that are not traded in an active market (for example, foreign exchange contracts) is determined using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for provisions (contingent consideration), equity securities (unlisted) and warrant liabilities.

(ii) Valuation techniques used.

The Group did not hold any level 1 or 2 financial instruments as at June 30, 2022 or June 30, 2021.

The Group’s level 3 assets consists of an investment in unlisted equity securities in the biotechnology sector. Level 3 assets were 100% of total assets measured at fair value as at June 30, 2022 and June 30, 2021. The Group’s level 3 liabilities consist of a contingent consideration provision related to the acquisition of Osiris’ MSC business and warrant liabilities related to the warrants granted to Oaktree as part of the debt facility. Level 3 liabilities were 100% of total liabilities measured at fair value as at June 30, 2022 and June 30, 2021. The Group used discounted cash flow analysis to determine the fair value measurements of Osiris’ MSC business and used the Black-Scholes valuation method to determine the fair value of warrant liabilities. Refer to Note 5(g)(vi) for the fair value measurement and movements in warrant liability for the period ended June 30, 2022 and June 30, 2021.

(iii) Fair value measurements using significant unobservable inputs (level 3)

The following table presents the changes in the contingent consideration balances within the level 3 instruments for the years ended June 30, 2022 and June 30, 2021:

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2020	45,166
Amount used during the period	(1,070)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(18,687)
Closing balance - June 30, 2021	25,409

Opening balance - July 1, 2021	25,409
Amount used during the period	(1,212)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(913)
Closing balance - June 30, 2022	23,284

(1)

In the year ended June 30, 2021 a gain of $18.7 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain was a net result of changing the key assumptions of the contingent consideration valuation such as probability of success and developmental timelines primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020.

(2)

In the year ended June 30, 2022 a gain of $0.9 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This remeasurement was a net result of changing key assumptions of the contingent consideration valuation such as developmental timelines, market growth and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(iv) Valuation inputs and relationship to fair value

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of June 30,	Fair value as of June 30,	Valuation	Unobservable	Year Ended June 30,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2022	2021	technique	inputs(1)	2022	2021	fair value
Contingent consideration provision	23,284	25,409	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Year ended June 30, 2022: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.2%.

Year ended June 30, 2021: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.3%.

				Expected unit sales price	Various	Various

Year ended June 30, 2022: A change in the price assumptions by 10% would increase/decrease the fair value by 2%.

Year ended June 30, 2021: A change in the price assumptions by 10% would increase/decrease the fair value by 3%.

				Expected sales volumes	Various	Various

Year ended June 30, 2022: A change in the volume assumptions by 10% would increase/decrease the fair value by 2%.

Year ended June 30, 2021: A change in the volume assumptions by 10% would increase/decrease the fair value by 3%.

				Probability of success	Various	Various

Year ended June 30, 2022: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.2%, respectively.

Year ended June 30, 2021: A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.6% and 17.3%, respectively.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

(v) Valuation processes

In connection with the Osiris acquisition, on October 11, 2013 (the “acquisition date”), an independent valuation of the contingent consideration was carried out by an independent valuer.

For the years ended June 30, 2022 and June 30, 2021, the Group has adopted a process to value contingent consideration internally. This valuation has been completed by the Group’s internal valuation team and reviewed by the Chief Financial Officer (the "CFO"). The valuation team is responsible for the valuation model. The valuation team also manages a process to continually refine the key assumptions within the model. This is done with input from the relevant business units. The key assumptions in the model have been clearly defined and the responsibility for refining those assumptions has been assigned to the most relevant business units. For each indication we determine the probability of success based on the current development status within each jurisdiction. Cash flows relevant to each jurisdiction are discounted appropriately based on the discount rate assumed. The remeasurement charged to the consolidated income statement in the year ended June 30, 2022 was a net result of changing the key assumptions of the contingent consideration valuation such as development timelines, market growth and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2022	2021
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	17,827	18,328
Fair value of royalty payments from commercialization of the intellectual property acquired	5,457	7,081
	23,284	25,409

The main level 3 inputs used by the Group are evaluated as follows:

Risk adjusted discount rate:

The discount rate used in the valuation has been determined based on required rates of returns of listed companies in the biotechnology industry (having regards to their stage of development, their size and number of projects) and the indicative rates of return required by suppliers of venture capital for investments with similar technical and commercial risks. This assumption is reviewed as part of the valuation process outlined above.

Expected unit sales prices:	Expected market sale price of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Expected sales volumes:	Expected sales volumes of the most comparable products currently available in the market place. This assumption is reviewed as part of the valuation process outlined above.
Probability of success:

Expected cash flows used to measure contingent consideration are risk adjusted for the probability of successful development of products. This assumption is reviewed as part of the valuation process outlined above.

(vi) Warrant liability

(in U.S. dollars, in thousands)	As of June 30,
Warrant liability	2022	2021
Opening balance	—	—
Warrants fair value at grant date - November 19, 2021	8,081	—
Remeasurement of warrant liability	(5,896)	—
Closing Balance	2,185	—

On November 19, 2021, in connection with the $60.0 million drawdown of the Oaktree debt, Oaktree was granted the right to warrants to purchase 1,769,669 ADSs at US$7.26 per ADS, a 15% premium to the 30-day VWAP. Given that Oaktree received an unconditional right to the warrants on November 19, 2021, this date has been determined as the measurement date. The warrant instruments were issued on January 11, 2022, following the required administrative process, and these warrants may be exercised within 7 years of issuance of the warrant instruments. The warrants do not confer any rights to dividends or a right to participate in a new issue without exercising the warrant.

The exercise price of the warrants will be received in USD, which is different to Mesoblast Limited’s functional currency of AUD which gives rise to variability in the cash flow. As a result, the warrants are classified as a financial liability in accordance with IAS32 Financial Instruments: Presentation. The financial liability is recorded in warrant liability at fair value at grant date and subsequently remeasured at each reporting period with changes being recorded in the Income Statement as remeasurement of warrant liability. The warrant liabilities are considered level 3 liabilities as the determination of fair value includes various assumptions about the share prices and historical volatility as inputs.

As at grant date of November 19, 2021 and June 30, 2022, the fair value of warrant liability was $8.1 million and $2.2 million, respectively. During the period ended June 30, 2022, a gain of $5.9 million was recognized on the remeasurement of warrant liability.

(vii) Fair value of warrants

The warrants granted are not traded in an active market and therefore the fair value has been estimated by using the Black-Scholes valuation method based on the following assumptions. Key terms of the warrants are included below. The following assumptions were based on observable market conditions that existed at the issue date and as of June 30, 2022.

	As of June 30,	At Grant date - November 19,
Assumption	2022	2021	Rationale
Share Price	US$2.22	US$6.24	Closing share price on valuation date from external market source
Exercise Price	US$7.26	US$7.26	As per subscription agreement
Expected Term	6 years 6 months	7 years	As per subscription agreement
Dividend Yield	0%	0%	Based on Company’s nil dividend history
Expected Volatility	83.22%	83.94%	Based on historical volatility data for the Company
Risk Free Interest Rate	3.08%	1.46%	Based on the closing U.S treasury issued bonds with tenors approximating the expected term of the warrants
Fair value per warrant	US$1.2350	US$4.5664	Determined using Black Scholes-valuation model with the inputs above
Fair value	$2,185,476	$8,081,028	Fair value of 1,769,669 warrants as at grant date and as of June 30, 2022